CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Revenues with a related party	¥ 1,224	$ 177	¥ 2,157	¥ 1,326
Cost of revenues with a related party	4,708	683	1,524	87
Research and development expenses with related parties	18,293	2,652	22,416	509
Sales and marketing expenses with a related party	4,549	660	3,797	0
General and administrative expenses with a related party	¥ 3,455	$ 501	¥ 3,164	¥ 1,328
Number of ordinary shares per ADS	5	5	5	5